Other Equity Instruments	12 Months Ended
Dec. 31, 2019
Statement [Line Items]
Other Equity Instruments
31. OTHER EQUITY INSTRUMENTS

	Group
	Interest rate %	Next call date	2019 £m	2018 £m
AT1 securities:
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities	6.75	June 2024	496	496
- £750m Fixed Rate Reset Perpetual AT1 Capital Securities	7.375	June 2022	745	745
- £300m Fixed Rate Reset Perpetual AT1 Capital Securities	7.60	n/a	0	300
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities	5.33	March 2020	500	500
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities	6.30	March 2025	500	—

			2,241	2,041

AT1 securities
The securities are perpetual and pay a distribution on 24 March, June, September and December. At each distribution payment date, the Company can decide whether to pay the distribution, which is non-cumulative,
in whole or in part. The distribution rate resets every five years. The securities will be automatically written down and the investors will lose their entire investment in the securities should the CET1 capital ratio of the Santander UK prudential consolidation group fall below 7%. They are redeemable at the option of the Company on their first call date or on any reset date thereafter in the cases of the 6.75% and 7.375% Fixed Rate Reset Perpetual AT1 Capital Securities, and on any distribution payment date thereafter in the cases of the 5.33% and 6.30% Fixed Rate Reset Perpetual AT1 Capital Securities. No such redemption may be made without the consent of the PRA.
The £500m 5.33
%
 Fixed Rate Reset Perpetual AT1 Capital Securities and the £500m
 6.30%

Fixed Rate Reset Perpetual AT1 Capital Securities were fully subscribed by the Company’s immediate parent company, Banco Santander SA. £100m of the £750m 7.375% Fixed Rate Reset Perpetual AT1 Capital Securities were subscribed by Banco Santander SA.
In
August
 2019, as part of a capital management exercise, the
Company
purchased and redeemed the £300m 7.60% Fixed Rate Reset Perpetual AT1 Capital Securities
,
and issued a further £500m 6.30% Fixed Rate Reset Perpetual AT1 Capital Securities
 to Banco Santander SA
.

Santander UK Group Holdings plc [member]
Statement [Line Items]
Other Equity Instruments	13. OTHER EQUITY INSTRUMENTS Details of the Company’s other equity instruments are set out in Note 31 to the Consolidated Financial Statements.